LOANS AND LEASES - Loan Delinquency, including Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	$ 72,660	$ 60,970
Current	11,689,118	10,872,206
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	11,761,778	10,933,176
Greater than 90 days past due and still accruing	361	2,028
30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	17,956	11,056
60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	17,204	22,507
Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	37,500	27,407
Commercial
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	8,589	7,272
Current	3,807,269	3,493,949
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,815,858	3,501,221
Greater than 90 days past due and still accruing	0	376
Commercial | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	4,521	1,717
Commercial | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,598	733
Commercial | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	2,470	4,822
Lease financing
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	9,567	6,042
Current	588,478	468,775
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	598,045	474,817
Greater than 90 days past due and still accruing	19	1,151
Lease financing | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,096	790
Lease financing | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,085	1,028
Lease financing | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,386	4,224
Construction real estate
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	10,500	0
Current	768,946	564,832
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	779,446	564,832
Greater than 90 days past due and still accruing	0	0
Construction real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Construction real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	10,500	0
Construction real estate | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Commercial real estate-investor
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	17,360	22,712
Current	3,076,024	3,115,917
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,093,384	3,138,629
Greater than 90 days past due and still accruing	0	0
Commercial real estate-investor | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	19
Commercial real estate-investor | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	16,455
Commercial real estate-investor | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	17,360	6,238
Commercial real estate-owner
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	7,000	5,764
Current	961,360	936,546
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	968,360	942,310
Greater than 90 days past due and still accruing	0	0
Commercial real estate-owner | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	856	269
Commercial real estate-owner | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	205
Commercial real estate-owner | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	6,144	5,290
Residential real estate
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	12,339	10,459
Current	1,449,945	1,323,215
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,462,284	1,333,674
Greater than 90 days past due and still accruing	0	0
Residential real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	6,217	4,786
Residential real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	154	1,929
Residential real estate | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,968	3,744
Home equity
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	4,432	4,999
Current	844,607	753,677
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	849,039	758,676
Greater than 90 days past due and still accruing	0	0
Home equity | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,902	1,998
Home equity | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,102	1,082
Home equity | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,428	1,919
Installment
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,885	2,690
Current	131,166	156,388
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	133,051	159,078
Greater than 90 days past due and still accruing	0	0
Installment | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	914	1,157
Installment | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	569	864
Installment | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	402	669
Credit card
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	988	1,032
Current	61,323	58,907
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	62,311	59,939
Greater than 90 days past due and still accruing	342	501
Credit card | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	450	320
Credit card | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	196	211
Credit card | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	$ 342	$ 501